INCOME TAXES - Income Tax Recorded Directly in Equity and Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	$ 1,018	$ (376)	$ (247)
Deferred tax expense (benefit)
Current and deferred tax relating to items credited (charged) directly to equity	(185)	13	0
Total income tax related to items credited (charged) directly to equity and other comprehensive income	833	(363)	(247)
Available-for-sale
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	167	56	0
Current tax expense (benefit)
Realized gain on investments in equity instruments at FVOCI	0	4	0
Deferred tax expense (benefit)
Deferred tax expense (benefit)	0	9	0
Gain (loss) on derivative financial instruments
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	648	(28)	(244)
Recognized actuarial gain (loss)
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	144	(69)	32
Foreign currency translation adjustments
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	59	(335)	(35)
Unrealized Gains (Losses) on Derivative Financial Instruments relating to CFH
Deferred tax expense (benefit)
Deferred tax expense (benefit)	$ (185)	$ 0	$ 0